COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

June 1, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Capital Allocation Aggressive Portfolio

Columbia Capital Allocation Conservative Portfolio

Columbia Capital Allocation Moderate Portfolio

Columbia Income Builder Fund

Post-Effective Amendment No. 143

File No. 333-131683 /811-21852

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 143 (Amendment). This Amendment was filed electronically on May 27, 2016.

If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Joseph L. D’Alessandro

Joseph L. D’Alessandro

Assistant Secretary

Columbia Funds Series Trust II